Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.0%
(a)
Bombardier, Inc., 8.75%, 11/15/30 ........ USD 211 $ 227,112
Spirit AeroSystems, Inc., 9.75%, 11/15/30 ... 332 367,617
TransDigm, Inc., 6.88%, 12/15/30 ........ 399 408,670
1,003,399
Air Freight & Logistics — 0.5%
Rand Parent LLC, 8.50%, 02/15/30
(a)
...... 239 247,807
Automobile Components — 2.1%
Clarios Global LP, 6.75%, 02/15/30
(a)
...... 210 213,278
Dana, Inc., 4.25%, 09/01/30
(b)
.......... 109 103,450
Icahn Enterprises LP, 9.00%, 06/15/30 ..... 222 218,826
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash
or 8.50% PIK), 11/15/30
(a) (c)
.......... 130 130,305
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 .................. 160 160,126
6.75% , 04/23/30 .................. 220 216,225
1,042,210
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.88%, 03/15/30
(a)
120 115,326
Match Group Holdings II LLC, 4.13%,
08/01/30
(a)
..................... 137 123,575
Nordstrom, Inc., 4.38%, 04/01/30 ........ 147 133,915
372,816
Building Products — 3.6%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 136 137,321
Builders FirstSource, Inc., 5.00%, 03/01/30 .. 149 142,578
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 765 774,323
MIWD Holdco II LLC, 5.50%, 02/01/30 ..... 142 135,244
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 .. 177 172,083
Standard Industries, Inc., 4.38%, 07/15/30 .. 440 408,651
1,770,200
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 10.00%, 08/15/30 ..... 194 213,325
Hightower Holding LLC, 9.13%, 01/31/30 ... 110 115,885
329,210
Chemicals — 1.5%
Avient Corp., 7.13%, 08/01/30
(a)
......... 200 205,216
Nufarm Australia Ltd., 5.00%, 01/27/30
(a) (b)
... 102 94,910
Olin Corp., 5.00%, 02/01/30
(b)
.......... 136 128,273
SNF Group SACA, 3.38%, 03/15/30
(a)
..... 95 83,807
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(a) (b)
224 204,870
717,076
Commercial Services & Supplies — 1.1%
Reworld Holding Corp., 5.00%, 09/01/30 .... 114 106,141
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(a) (c)
100 92,583
Veritiv Operating Co., 10.50%, 11/30/30
(a)
... 291 316,208
514,932
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(a)
......... 109 100,662
Construction & Engineering — 0.8%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a)
..................... 366 377,547
Consumer Finance — 2.8%
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
.... 155 156,944
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
134 141,843
FirstCash, Inc., 5.63%, 01/01/30
(a)
........ 148 144,837
GGAM Finance Ltd., 5.88%, 03/15/30
(a)
.... 108 107,342
goeasy Ltd., 6.88%, 05/15/30
(a)
......... 107 108,728
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp., 9.38%, 07/25/30 ......... USD 133 $ 144,545
OneMain Finance Corp.
7.88% , 03/15/30 .................. 191 200,632
4.00% , 09/15/30 .................. 228 204,290
PRA Group, Inc., 8.88%, 01/31/30
(a)
....... 152 158,971
1,368,132
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., 4.88%, 02/15/30
(a)
.... 277 266,336
US Foods, Inc., 4.63%, 06/01/30
(a)
....... 135 127,859
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30
(b)
..................... 134 111,257
505,452
Containers & Packaging — 2.2%
Ball Corp., 2.88%, 08/15/30 ........... 350 303,074
Clydesdale Acquisition Holdings, Inc.
(a)
6.88% , 01/15/30
(b)
................. 141 143,520
8.75% , 04/15/30 .................. 301 306,721
Crown Americas LLC, 5.25%, 04/01/30
(b)
... 137 134,117
Graphic Packaging International LLC, 3.75%,
02/01/30
(a)
..................... 109 99,502
OI European Group BV, 4.75%, 02/15/30
(a)
.. 113 102,821
1,089,755
Distributors — 0.5%
Windsor Holdings III LLC, 8.50%, 06/15/30
(a)
. 218 230,911
Diversified Consumer Services — 0.4%
Service Corp. International, 3.38%, 08/15/30 . 238 211,428
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(a)
........ 195 171,328
Diversified Telecommunication Services — 8.2%
(a)
CCO Holdings LLC
4.75% , 03/01/30 .................. 818 757,605
4.50% , 08/15/30 .................. 739 670,588
Frontier Communications Holdings LLC
6.00% , 01/15/30 .................. 275 275,536
8.75% , 05/15/30 .................. 277 292,899
Intelsat Jackson Holdings SA, 6.50%,
03/15/30
(b)
..................... 824 744,273
Level 3 Financing, Inc.
4.50% , 04/01/30 .................. 192 158,534
10.50% , 05/15/30 ................. 238 261,265
3.88% , 10/15/30
(b)
................. 125 98,317
10.75% , 12/15/30 ................. 182 204,777
Lumen Technologies, Inc., 4.13%, 04/15/30 .. 90 78,891
Virgin Media Finance plc, 5.00%, 07/15/30 .. 257 223,803
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ...................... 249 220,834
3,987,322
Electric Utilities — 0.7%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
..................... 90 90,053
PG&E Corp., 5.25%, 07/01/30 .......... 275 259,061
349,114
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
. 125 123,008
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
131 121,327
Energy Equipment & Services — 4.5%
(a)
Diamond Foreign Asset Co., 8.50%, 10/01/30 . 148 154,288
FORESEA Holding SA, 7.50%, 06/15/30 .... 84 80,816
Nabors Industries, Inc., 9.13%, 01/31/30 .... 183 190,098

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Noble Finance II LLC, 8.00%, 04/15/30 .... USD 386 $ 392,752
Seadrill Finance Ltd., 8.38%, 08/01/30 ..... 162 165,703
TGS ASA, 8.50%, 01/15/30 ............ 145 149,660
Transocean, Inc., 8.75%, 02/15/30 ....... 277 288,902
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 307 315,226
Weatherford International Ltd., 8.63%, 04/30/30 440 456,397
2,193,842
Entertainment — 0.5%
ROBLOX Corp., 3.88%, 05/01/30
(a)
....... 273 249,829
Financial Services — 2.2%
(a)
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ...................... 90 90,436
Freedom Mortgage Corp., 12.25%, 10/01/30 . 137 152,960
Midcap Financial Issuer Trust, 5.63%, 01/15/30 107 100,068
Mobius Merger Sub, Inc., 9.00%, 06/01/30 .. 142 138,071
Nationstar Mortgage Holdings, Inc., 5.13%,
12/15/30 ...................... 183 172,833
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ...................... 175 179,144
UWM Holdings LLC, 6.63%, 02/01/30 ..... 225 225,339
1,058,851
Food Products — 1.8%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 278 276,744
Lamb Weston Holdings, Inc., 4.13%, 01/31/30 268 247,982
Post Holdings, Inc., 4.63%, 04/15/30 ...... 381 354,499
879,225
Ground Transportation — 1.0%
(a)
Avis Budget Car Rental LLC, 8.25%, 01/15/30
(b)
188 194,348
Brightline East LLC, 11.00%, 01/31/30 ..... 300 290,270
484,618
Health Care Equipment & Supplies — 0.5%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ........ 142 132,105
Neogen Food Safety Corp., 8.63%, 07/20/30 . 102 109,105
241,210
Health Care Providers & Services — 8.2%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
..... 174 160,986
Community Health Systems, Inc.
(a)
6.13% , 04/01/30 .................. 335 217,856
5.25% , 05/15/30 .................. 438 373,276
DaVita, Inc., 4.63%, 06/01/30
(a) (b)
........ 759 705,709
Encompass Health Corp., 4.75%, 02/01/30 .. 213 204,871
LifePoint Health, Inc.
(a)
9.88% , 08/15/30
(b)
................. 218 232,523
11.00% , 10/15/30 ................. 299 330,685
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
.. 183 165,637
Owens & Minor, Inc., 6.63%, 04/01/30
(a)
.... 152 146,381
Pediatrix Medical Group, Inc., 5.38%, 02/15/30
(a)
107 102,633
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(a) (c)
.......... 183 163,310
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
...... 276 290,490
Tenet Healthcare Corp.
4.38% , 01/15/30 .................. 399 373,153
6.13% , 06/15/30 .................. 555 557,371
4,024,881
Health Care Technology — 0.3%
IQVIA, Inc., 6.50%, 05/15/30
(a)
.......... 145 148,067
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
..................... 159 162,783
Service Properties Trust, 4.38%, 02/15/30
(b)
.. 107 86,086
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
XHR LP, 6.63%, 05/15/30
(a)
............ USD 110 $ 111,189
360,058
Hotels, Restaurants & Leisure — 7.1%
1011778 BC ULC, 4.00%, 10/15/30
(a) (b)
..... 799 723,288
Brinker International, Inc., 8.25%, 07/15/30
(a) (b)
97 103,476
Caesars Entertainment, Inc., 7.00%,
02/15/30
(a) (b)
.................... 547 564,218
Carnival Corp., 10.50%, 06/01/30
(a)
....... 276 294,783
Churchill Downs, Inc., 5.75%, 04/01/30
(a) (b)
... 332 328,262
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
343 323,275
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 279 270,198
NCL Corp. Ltd., 6.25%, 03/01/30
(a) (b)
...... 90 90,506
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a)
.. 122 126,313
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(a)
..................... 110 114,222
Scientific Games Holdings LP, 6.63%,
03/01/30
(a)
..................... 224 218,097
Travel + Leisure Co., 4.63%, 03/01/30
(a)
.... 87 81,574
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
...... 221 212,229
3,450,441
Household Durables — 1.9%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
. 114 104,985
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
..................... 136 124,500
KB Home, 7.25%, 07/15/30 ............ 92 95,315
M/I Homes, Inc., 3.95%, 02/15/30 ........ 79 72,410
Mattamy Group Corp., 4.63%, 03/01/30
(a)
... 171 159,435
Newell Brands, Inc., 6.38%, 05/15/30 ...... 210 212,679
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
..................... 141 136,520
905,844
Household Products — 0.3%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
. 138 125,475
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Supply LLC, 8.63%, 06/01/30
(a)
. 322 343,436
Insurance — 3.8%
(a)
Acrisure LLC, 7.50%, 11/06/30 .......... 305 315,138
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
125 123,039
HUB International Ltd., 7.25%, 06/15/30 .... 900 930,313
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 195 207,523
10.50% , 12/15/30 ................. 142 153,733
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 115 108,910
1,838,656
Interactive Media & Services — 0.5%
(a)
Ziff Davis, Inc., 4.63%, 10/15/30 ......... 123 112,369
ZipRecruiter, Inc., 5.00%, 01/15/30
(b)
...... 159 145,007
257,376
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
.. 153 153,615
Machinery — 1.4%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 ... 107 100,577
Chart Industries, Inc., 7.50%, 01/01/30 ..... 402 419,833
SPX FLOW, Inc., 8.75%, 04/01/30
(b)
...... 146 151,988
672,398
Media — 6.5%
Cable One, Inc., 4.00%, 11/15/30
(a) (b)
...... 175 142,926
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
..................... 243 251,495
CSC Holdings LLC, 4.13%, 12/01/30
(a)
..... 300 225,531

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, 8.88%, 02/01/30
(a) (b)
. USD 211 $ 208,870
EchoStar Corp., 6.75%, 11/30/30 ........ 635 579,064
iHeartCommunications, Inc.
(a)
10.88% , 05/01/30 ................. 195 136,584
7.75% , 08/15/30 .................. 185 151,366
Lamar Media Corp., 4.00%, 02/15/30 ...... 159 146,837
Outfront Media Capital LLC, 4.63%, 03/15/30
(a) (b)
137 127,191
Sinclair Television Group, Inc.
(a)
5.50% , 03/01/30 .................. 117 81,492
4.13% , 12/01/30 .................. 192 134,644
Sirius XM Radio LLC, 4.13%, 07/01/30
(a)
.... 409 365,502
Univision Communications, Inc., 7.38%,
06/30/30
(a)
..................... 244 240,940
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
..... 145 131,717
Ziggo BV, 4.88%, 01/15/30
(a)
........... 265 248,352
3,172,511
Metals & Mining — 3.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a)
.. 188 195,520
ATI, Inc., 7.25%, 08/15/30 ............ 114 118,314
Carpenter Technology Corp., 7.63%, 03/15/30 85 87,950
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a) (b)
... 201 200,310
Commercial Metals Co., 4.13%, 01/15/30 ... 86 79,768
FMG Resources August 2006 Pty. Ltd., 5.88%,
04/15/30
(a)
..................... 200 197,418
Mineral Resources Ltd., 8.50%, 05/01/30
(a)
.. 162 167,574
Novelis Corp., 4.75%, 01/30/30
(a) (b)
....... 440 413,577
Novelis, Inc., 6.88%, 01/30/30
(a) (b)
........ 210 214,951
Taseko Mines Ltd., 8.25%, 05/01/30
(a)
..... 139 142,332
1,817,714
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc.
(a)
6.00% , 04/15/30 .................. 109 107,461
6.50% , 07/01/30 .................. 135 136,290
243,751
Office REITs — 0.2%
Hudson Pacific Properties LP, 3.25%, 01/15/30 107 77,873
Oil, Gas & Consumable Fuels — 8.6%
Baytex Energy Corp., 8.50%, 04/30/30
(a)
.... 214 220,746
Buckeye Partners LP, 6.75%, 02/01/30
(a)
.... 145 147,531
Civitas Resources, Inc., 8.63%, 11/01/30
(a)
.. 280 296,851
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
114 105,108
Comstock Resources, Inc., 5.88%, 01/15/30
(a)
261 247,018
EQM Midstream Partners LP, 7.50%, 06/01/30
(a)
142 153,038
Genesis Energy LP, 8.88%, 04/15/30 ...... 145 150,336
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 .................. 211 197,289
5.50% , 10/15/30 .................. 119 117,498
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
..... 134 129,911
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(a)
140 140,581
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
..... 279 276,887
NuStar Logistics LP, 6.38%, 10/01/30
(b)
..... 161 164,040
Parkland Corp., 4.63%, 05/01/30
(a)
....... 213 198,422
PBF Holding Co. LLC, 7.88%, 09/15/30
(a) (b)
.. 137 137,043
Range Resources Corp., 4.75%, 02/15/30
(a) (b)
. 146 138,927
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
..................... 87 81,868
Sunoco LP, 4.50%, 04/30/30 ........... 223 210,352
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
..................... 194 179,176
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
..................... 275 280,133
Venture Global LNG, Inc., 7.00%, 01/15/30
(a)
. 412 421,246
Vermilion Energy, Inc., 6.88%, 05/01/30
(a) (b)
.. 119 118,489
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc., 9.75%, 10/15/30
(b)
...... USD 81 $ 86,055
4,198,545
Passenger Airlines — 0.5%
VistaJet Malta Finance plc, 6.38%, 02/01/30
(a) (b)
273 250,232
Personal Care Products — 0.9%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
.... 232 240,664
Perrigo Finance Unlimited Co., 4.90%,
06/15/30
(d)
..................... 202 190,538
431,202
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 14.00%, 10/15/30
(a)
90 82,570
Professional Services — 0.3%
VT Topco, Inc., 8.50%, 08/15/30
(a)
........ 134 142,089
Real Estate Management & Development — 1.0%
Anywhere Real Estate Group LLC
(a)(b)
5.25% , 04/15/30 .................. 118 91,308
7.00% , 04/15/30 .................. 168 154,151
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(a)
..................... 110 116,525
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 164 147,570
509,554
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 5.95%, 06/15/30
(a) (b)
....... 250 249,008
Software — 3.7%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 643 622,003
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 142 149,320
Gen Digital, Inc., 7.13%, 09/30/30
(b)
....... 161 165,405
McAfee Corp., 7.38%, 02/15/30 ......... 559 551,294
Open Text Holdings, Inc., 4.13%, 02/15/30 .. 251 230,344
RingCentral, Inc., 8.50%, 08/15/30
(b)
...... 107 113,615
1,831,981
Specialized REITs — 0.7%
Iron Mountain, Inc., 5.25%, 07/15/30
(a)
..... 359 345,125
Specialty Retail — 2.5%
Advance Auto Parts, Inc., 3.90%, 04/15/30
(b)
. 134 120,723
Asbury Automotive Group, Inc., 4.75%,
03/01/30 ...................... 115 108,892
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
242 246,637
Carvana Co., 11.00%, (11.00% Cash or 13.00%
PIK), 06/01/30
(a) (c)
................ 425 445,373
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
. 136 138,409
Staples, Inc., 12.75%, 01/15/30
(a)
........ 232 181,387
1,241,421
Technology Hardware, Storage & Peripherals — 0.6%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(a)
.... 265 275,268
Textiles, Apparel & Luxury Goods — 0.4%
VF Corp., 2.95%, 04/23/30
(b)
........... 211 184,406
Trading Companies & Distributors — 1.6%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(a)
161 166,060
Boise Cascade Co., 4.88%, 07/01/30
(a)
..... 107 101,462
Fortress Transportation & Infrastructure
Investors LLC, 7.88%, 12/01/30
(a) (b)
..... 136 141,998
United Rentals North America, Inc.
5.25% , 01/15/30
(b)
................. 201 198,428
4.00% , 07/15/30 .................. 201 186,180
794,128
Total Long-Term Investments — 97 .9%
(Cost: $ 47,089,960 ) ............................... 47,868,836

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 18.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(g)
.................. 8,994,829 $ 8,999,327
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 43,551 43,551
Total Short-Term Securities — 18 .5%
(Cost: $ 9,042,543 ) ............................... 9,042,878
Total Investments — 116 .4%
(Cost: $ 56,132,503 ) ............................... 56,911,714
Liabilities in Excess of Other Assets — (16.4) % ............ (8,035,032)
Net Assets — 100.0% ...............................
$ 48,876,682
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,614,622 $ 2,385,884
(a)
$ — $ (625) $ (554) $ 8,999,327 8,994,829 $ 5,505
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 202,669 — (159,118)
(a)
— — 43,551 43,551 7,887 —
$ (625) $ (554) $ 9,042,878 $ 13,392 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 47,868,836 $ — $ 47,868,836
Short-Term Securities
Money Market Funds ...................................... 9,042,878 — — 9,042,878
$ 9,042,878 $ 47,868,836 $ — $ 56,911,714
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust